RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 30, 2020	Aug. 25, 2020
Balance Sheet
Warrant liabilities	$ 45,280,001	$ 47,506,670	$ 37,573,340
Total Liabilities	49,565,517	47,635,628	37,573,340
Additional paid-in capital	23,750	15,848,758	5,786,600
Accumulated deficit	(48,748,289)	(10,850,513)	(788,441)
Stockholders' equity	(48,723,289)	5,000,006		$ 0
Statement of Operations
Expensed offering costs		545,873
Loss on sale of private placement warrants		(240,000)
Change in fair value of warrant liabilities	2,226,669	(9,933,330)
Net loss	(2,418,806)	(10,850,513)
Cash flow from operating activities:
Net loss	(2,418,806)	(10,850,513)
Adjustments to reconcile net loss to net cash used in operating activities:
Expensed offering costs on issuance of Public Warrants		545,873
Loss on sale of private placement warrants		240,000
Change in fair value of warrant liabilities	$ (2,226,669)	9,933,330
Supplemental disclosures of non-cash investing and financing activities:
Initial classification of warrant liabilities		37,573,340
Class A Common Stock
Balance Sheet
Class A common stock		511	411
Stockholders' equity		511		$ 0
Common Class A subject to possible redemption
Balance Sheet
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively		$ 448,852,870
Statement of Operations
Basic and diluted net earnings (loss) per share	$ 0.00	$ 0.00
Non-Redeemable Common Class A and B
Statement of Operations
Net loss		$ (10,850,513)
Basic and diluted net earnings (loss) per share		$ (0.62)
Cash flow from operating activities:
Net loss		$ (10,850,513)
Public Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding	16,666,667	16,666,667
Balance Sheet
Warrant liabilities	$ 30,000,001	$ 31,666,670
Private Placement Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding		8,000,000
Balance Sheet
Warrant liabilities	$ 15,280,000	$ 15,840,000
Restatement of warrants as derivative liabilities | Common Class A subject to possible redemption
Balance Sheet
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively			458,914,940
Restatement of warrants as derivative liabilities | Public Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding		16,666,667
Restatement of warrants as derivative liabilities | Private Placement Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding		8,000,000
Restatement of warrants as derivative liabilities | As Previously Reported
Balance Sheet
Total Liabilities		$ 128,958
Additional paid-in capital		5,130,030	5,001,103
Accumulated deficit		(131,310)	(2,568)
Stockholders' equity		5,000,006
Statement of Operations
Net loss		(131,310)
Cash flow from operating activities:
Net loss		(131,310)
Restatement of warrants as derivative liabilities | As Previously Reported | Class A Common Stock
Balance Sheet
Class A common stock		36	35
Restatement of warrants as derivative liabilities | As Previously Reported | Common Class A subject to possible redemption
Balance Sheet
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively		$ 496,359,540	496,488,280
Restatement of warrants as derivative liabilities | As Previously Reported | Non-Redeemable Common Class A and B
Statement of Operations
Basic and diluted net earnings (loss) per share		$ (0.01)
Restatement of warrants as derivative liabilities | Adjustment
Balance Sheet
Warrant liabilities		$ 47,506,670	37,573,340
Total Liabilities		47,506,670	37,573,340
Additional paid-in capital		10,718,728	785,497
Accumulated deficit		(10,719,203)	(785,873)
Statement of Operations
Expensed offering costs		545,873
Loss on sale of private placement warrants		(240,000)
Change in fair value of warrant liabilities		(9,933,330)
Net loss		(10,719,203)
Cash flow from operating activities:
Net loss		(10,719,203)
Adjustments to reconcile net loss to net cash used in operating activities:
Expensed offering costs on issuance of Public Warrants		545,873
Loss on sale of private placement warrants		240,000
Change in fair value of warrant liabilities		9,933,330
Supplemental disclosures of non-cash investing and financing activities:
Initial classification of warrant liabilities		37,573,340
Restatement of warrants as derivative liabilities | Adjustment | Class A Common Stock
Balance Sheet
Class A common stock		475	376
Restatement of warrants as derivative liabilities | Adjustment | Common Class A subject to possible redemption
Balance Sheet
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively		$ (47,506,670)	$ (37,573,340)
Restatement of warrants as derivative liabilities | Adjustment | Non-Redeemable Common Class A and B
Statement of Operations
Basic and diluted net earnings (loss) per share		$ (0.61)